NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NATURE OF OPERATIONS [Text Block]
1.	NATURE OF OPERATIONS

Western Copper and Gold Corporation (together with its subsidiaries, “Western” or the “Company”) is an exploration stage company that is directly engaged in exploration and development of the Casino mineral property located in Yukon, Canada (the “Casino Project”).

The Company is incorporated in British Columbia, Canada. Its head office is located at 15 th Floor – 1040 West Georgia Street, Vancouver, British Columbia.

The Company will need to raise additional funds to complete the development of its mineral property. While it has been successful in doing so in the past, there can be no assurance that it will be able to do so in the future.